Marketable Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Marketable Securities
Marketable Securities

5. Marketable Securities

Available-for-sale marketable securities consist of the following (in thousands):

	As of September 30, 2012
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Marketable securities:
Domestic corporate debt securities	$1,757	$—	$—	$1,757
Domestic corporate commercial paper	12,995	3	—	12,998
Total	$14,752	$3	$—	$14,755

	As of December 31, 2011
		Gross	Gross
	Carrying	Unrealized	Unrealized
	Value	Gains	Losses	Fair Value
Marketable securities:
Domestic corporate debt securities	$10,260	$—	$(6)	$10,254
Domestic corporate commercial paper	18,987	11	—	18,998
U.S. government securities	2,328	—	—	2,328
Total	$31,575	$11	$(6)	$31,580

The Company held one debt security at September 30, 2012 that had been in an unrealized loss position for less than 12 months. The fair value on this security was $0.8 million. The Company evaluated this security for other-than-temporary impairment based on quantitative and qualitative factors. The Company considered the decline in market value for the security to be primarily attributable to current economic and market conditions.  It is not more likely than not that the Company will be required to sell this security, and it does not intend to sell this security before the recovery of their amortized cost bases. Based on the Company’s analysis, it does not consider this investment to be other-than-temporarily impaired as of September 30, 2012.

The average remaining contractual term until maturity of the available-for-sale securities held as of September 30, 2012 was approximately one month.

6. Marketable securities

Available-for-sale marketable securities and cash and cash equivalents consist of the following:

	December 31, 2011
	Carrying value	Gross unrealized gains	Gross unrealized losses	Fair value

Cash and cash equivalents:
Cash	$5,003	$—	$—	$5,003
Money market	20,125	—	—	20,125
Domestic corporate commercial paper	—	—	—	—
Domestic corporate debt securities	—	—	—	—

Total	$25,128	$—	$—	$25,128

Marketable securities:
Domestic corporate debt securities	10,260	—	(6)	10,254
Domestic orporate commercial paper	18,987	11	—	18,998
U.S. government securities	2,328	—	—	2,328

Total	$31,575	$11	$(6)	$31,580

	December 31, 2010
	Carrying value	Gross unrealized gains	Gross unrealized losses	Fair value

Cash and cash equivalents:
Cash	$232	$—	$—	$232
Money market	6,452	—	—	6,452
Domestic corporate commercial paper	2,892	—	—	2,892
Domestic corporate debt securities	1,006	—	—	1,006

Total	$10,582	$—	$—	$10,582

Marketable securities:
Domestic corporate debt securities	5,023	—	(3)	5,020
Domestic orporate commercial paper	2,949	—	—	2,949

Total	$7,972	$—	$(3)	$7,969

There were no debt securities that had been in an unrealized loss position for more than 12 months at December 31, 2011. The Company evaluated the securities for other-than-temporary impairments based on quantitative and qualitative factors, noting none. There were 7 debt securities that had been in an unrealized loss position for less than 12 months at December 31, 2011. The aggregate unrealized loss on these securities was $7 and the fair value was $8,015. The Company considered the decline in market value for these securities to be primarily attributable to current economic conditions. As it is not more likely than not that the Company will be required to sell these securities before the recovery of their amortized cost basis, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired as of December 31, 2011.